UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	January 23, 2002

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	88

Form 13F Information Table Value Total:	$210,007,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    com              002824100      474     8510 SH       SOLE                     8510
Adobe Systems Inc              com              00724F101     3628   116856 SH       SOLE                   116856
Amer Intl Group                com              026874107     5877    74012 SH       SOLE                    74012
American Express               com              025816109     5330   149350 SH       SOLE                   149350
Amgen Inc.                     com              031162100     1060    18780 SH       SOLE                    18780
Anheuser-Busch                 com              035229103      904    20000 SH       SOLE                    20000
Applied Materials Inc          com              038222105     3736    93175 SH       SOLE                    93175
Bank of America Corp           com              060505104      896    14237 SH       SOLE                    14237
Bank of New York Inc           com              064057102     1057    25900 SH       SOLE                    25900
Boeing                         com              097023105      659    17000 SH       SOLE                    17000
Bristol-Myers Squibb Co.       com              110122108      483     9475 SH       SOLE                     9475
Calpine Corporation            com              131347106     2680   159632 SH       SOLE                   159632
Check Point Software Technolog com              m22465104     3359    84200 SH       SOLE                    84200
ChevronTexaco Corp             com              166764100      377     4206 SH       SOLE                     4206
Chubb Corp                     com              171232101      283     4100 SH       SOLE                     4100
Ciena Corp                     com              171779101     2349   164143 SH       SOLE                   164143
Cisco Systems Inc              com              17275R102     3721   205457 SH       SOLE                   205457
Citigroup Inc                  com              172967101     6736   133447 SH       SOLE                   133447
Coca Cola Co.                  com              191216100      707    15000 SH       SOLE                    15000
Comverse Technology            com              205862402     2149    96050 SH       SOLE                    96050
Costco Wholesale Corp (n/c 8/9 com              22160k105      701    15790 SH       SOLE                    15790
Disney                         com              254687106     4500   217193 SH       SOLE                   217193
EMC Corporation                com              268648102     2815   209468 SH       SOLE                   209468
El Paso Corp                   com              28336l109     3909    87624 SH       SOLE                    87624
Exxon Mobil Corp               com              30231g102      788    20060 SH       SOLE                    20060
Federal National Mortgage Asso com              313586109      464     5835 SH       SOLE                     5835
First Data Corp                com              319963104      408     5200 SH       SOLE                     5200
General Electric               com              369604103     6311   157470 SH       SOLE                   157470
Genzyme Corp                   com              372917104     2718    45400 SH       SOLE                    45400
Glaxosmithkline PLC - ADR      com              37733w105      227     4552 SH       SOLE                     4552
Golden West Financial Corp     com              381317106      418     7100 SH       SOLE                     7100
Goldman Sachs Group Inc        com              38141g104     3580    38600 SH       SOLE                    38600
Guidant Corporation (spinoff f com              401698105      360     7220 SH       SOLE                     7220
Home Depot                     com              437076102     6306   123615 SH       SOLE                   123615
I. B. M.                       com              459200101      840     6941 SH       SOLE                     6941
IMS Health Inc.                com              449934108     4520   231700 SH       SOLE                   231700
Intel Corp.                    com              458140100     5735   182363 SH       SOLE                   182363
JDS Uniphase Corp              com              46612j101     1395   160743 SH       SOLE                   160743
Johnson & Johnson              com              478160104      837    14164 SH       SOLE                    14164
Kimberly Clark Corp.           com              494368103     6542   109400 SH       SOLE                   109400
Kroger Co.                     com              501044101     4681   224270 SH       SOLE                   224270
Lilly (Eli)                    com              532457108     5233    66627 SH       SOLE                    66627
Loews Corp.                    com              540424108      222     4000 SH       SOLE                     4000
MBIA Inc.                      com              55262C100      268     5000 SH       SOLE                     5000
Marsh & McLennan               com              571748102     3944    36710 SH       SOLE                    36710
Merck & Co.                    com              589331107     4073    69267 SH       SOLE                    69267
Microsoft                      com              594918104     9972   150521 SH       SOLE                   150521
Morgan Stanley Dean Witter & C com              617446448     1619    28950 SH       SOLE                    28950
NASDAQ-100 Shares              com              631100104      700    17992 SH       SOLE                    17992
Nike Inc Class B               com              654106103     3676    65368 SH       SOLE                    65368
Oracle Sys Corp.               com              68389X105      186    13500 SH       SOLE                    13500
Paccar Inc.                    com              693718108      474     7230 SH       SOLE                     7230
Pepsico Inc.                   com              713448108      541    11105 SH       SOLE                    11105
Pfizer                         com              717081103     5954   149399 SH       SOLE                   149399
Philip Morris                  com              718154107      504    11000 SH       SOLE                    11000
Procter & Gamble               com              742718109      263     3320 SH       SOLE                     3320
Qualcomm Inc                   com              747525103     4328    85700 SH       SOLE                    85700
Qwest Communications Intl      com              749121109     2291   162150 SH       SOLE                   162150
Royal Dutch Petro-NY Shares (e com              780257804      309     6310 SH       SOLE                     6310
S&P 500 Depository Receipt     com              78462f103     1826    15985 SH       SOLE                    15985
S&P Europe 350 iShares Trust   com              464287861      307     5200 SH       SOLE                     5200
S&P Mid-Cap 400 Depository Rec com              595635103     2881    31050 SH       SOLE                    31050
S&P Small-Cap 600 iShares Trus com              464287804      263     2300 SH       SOLE                     2300
SBC Communications Inc         com              78387G103      296     7551 SH       SOLE                     7551
Safeco Corp.                   com              786429100      621    19950 SH       SOLE                    19950
Starbucks Corporation          com              855244109     8204   430682 SH       SOLE                   430682
State Street Corporation       com              857477103     4618    88390 SH       SOLE                    88390
Sun Microsystems Inc.          com              866810104      123    10000 SH       SOLE                    10000
Sysco Corp.                    com              871829107     2698   102905 SH       SOLE                   102905
Target Corp                    com              87612e106     5418   131995 SH       SOLE                   131995
Telefonica SA - Spons ADR      com              879382208      626    15620 SH       SOLE                    15620
Tiffany & Company              com              886547108     6434   204448 SH       SOLE                   204448
Transocean Sedco Forex Inc     com              G90078109     4180   123590 SH       SOLE                   123590
Tyco International Ltd         com              902124106     5643    95802 SH       SOLE                    95802
U.S. Bancorp New               com              902973304      245    11724 SH       SOLE                    11724
Varian Semiconductor Equipment com              922207105     3223    93175 SH       SOLE                    93175
Wal-Mart                       com              931142103      207     3600 SH       SOLE                     3600
Washington Federal Inc.        com              938824109      361    14000 SH       SOLE                    14000
Washington Mutual Inc (symbol  com              939322103      724    22132 SH       SOLE                    22132
Waters Corp                    com              941848103     5781   149181 SH       SOLE                   149181
Weatherford International Inc  com              947074100     4790   128549 SH       SOLE                   128549
Weyerhaeuser Co.               com              962166104      297     5500 SH       SOLE                     5500
Worldcom Inc                   com              98157d106      163    11610 SH       SOLE                    11610
General Motors Senior Pfd Note prd              370442816      201     8000 SH       SOLE                     8000
Alliance Bond US Govt Fund Cl  fdeq             018528406       88 12196.650SH       SOLE                12196.650
D Witter Select Eqty Utility S fdeq             24241x262       25 26085.000SH       SOLE                26085.000
First American Small Cap Growt fdeq             318530664      260 18920.630SH       SOLE                18920.630
First American Small Cap Value fdeq             318530136      422 31189.400SH       SOLE                31189.400